Reserves - Schedule of Outstanding DSUs (Details) - DSUs	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Reserves Within Equity [Line Items]
Number of units, Beginning Balance | shares	92,703
Number of units, Issued | shares	133,383	92,703
Number of units, Vested and Settled | shares	(24,831)
Number of units, Ending Balance | shares	201,255	92,703
Weighted average exercise price, Beginning balance | $	$ 15.26
Weighted average exercise price, Issued | $	22.96	$ 15.26
Weighted average exercise price, Vested and Settled | $	23.17
Weighted average exercise price, Ending balance | $	$ 19.39	$ 15.26